AB Growth Fund

Portfolio of Investments

April 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 30.3%
Communications Equipment – 0.8%
Arista Networks, Inc.(a)	39,380	$12,411,395

Electronic Equipment, Instruments & Components – 4.0%
Cognex Corp.	225,550	19,424,366
Dolby Laboratories, Inc. - Class A	172,710	17,524,883
IPG Photonics Corp.(a)	89,780	19,492,136
Novanta, Inc.(a)	42,310	5,572,650

		62,014,035

IT Services – 7.7%
EPAM Systems, Inc.(a)	18,450	8,445,488
PayPal Holdings, Inc.(a)	124,350	32,615,761
Visa, Inc. - Class A(b)	334,968	78,235,126

		119,296,375

Semiconductors & Semiconductor Equipment – 7.4%
ASML Holding NV ADR	16,510	10,700,131
NVIDIA Corp.	43,870	26,338,671
QUALCOMM, Inc.	348,980	48,438,424
Xilinx, Inc.	237,172	30,348,529

		115,825,755

Software – 10.4%
Adobe, Inc.(a)	82,420	41,897,383
Autodesk, Inc.(a)	82,680	24,135,119
Fair Isaac Corp.(a)	36,650	19,109,677
Fortinet, Inc.(a)	117,840	24,066,463
Manhattan Associates, Inc.(a)	168,060	23,064,554
PTC, Inc.(a)	114,950	15,051,553
Tyler Technologies, Inc.(a)	35,170	14,942,326

		162,267,075

		471,814,635

Health Care – 20.3%
Biotechnology – 3.9%
Regeneron Pharmaceuticals, Inc.(a)	45,160	21,735,508
Vertex Pharmaceuticals, Inc.(a)	176,260	38,459,932

		60,195,440

Health Care Equipment & Supplies – 9.3%
ABIOMED, Inc.(a)	47,000	15,074,310
Align Technology, Inc.(a)	53,410	31,807,257
Edwards Lifesciences Corp.(a)	308,170	29,436,399
IDEXX Laboratories, Inc.(a)	17,174	9,428,354
Insulet Corp.(a)	51,910	15,324,870
Intuitive Surgical, Inc.(a)	45,543	39,394,695
iRhythm Technologies, Inc.(a)	64,480	5,020,413

		145,486,298

Company	Shares	U.S. $ Value

Health Care Providers & Services – 3.5%
UnitedHealth Group, Inc.	135,920	$54,204,896

Health Care Technology – 1.0%
Veeva Systems, Inc. - Class A(a)	53,060	14,986,797

Life Sciences Tools & Services – 0.7%
Illumina, Inc.(a)	26,190	10,288,480

Pharmaceuticals – 1.9%
Zoetis, Inc.	175,810	30,420,404

		315,582,315

Consumer Discretionary – 17.5%
Diversified Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc.(a)	45,620	6,607,145
Chegg, Inc.(a) (b)	145,140	13,110,496

		19,717,641

Hotels, Restaurants & Leisure – 2.5%
Chipotle Mexican Grill, Inc. - Class A(a)	4,010	5,983,040
Domino’s Pizza, Inc.	52,110	22,008,138
Planet Fitness, Inc.(a)	127,090	10,674,289

		38,665,467

Internet & Direct Marketing Retail – 7.1%
Amazon.com, Inc.(a)	28,770	99,757,673
Etsy, Inc.(a)	57,100	11,350,909

		111,108,582

Specialty Retail – 4.0%
Home Depot, Inc. (The)	152,290	49,291,704
National Vision Holdings, Inc.(a)	264,231	13,319,885

		62,611,589

Textiles, Apparel & Luxury Goods – 2.6%
NIKE, Inc. - Class B	301,670	40,007,475

		272,110,754

Communication Services – 15.8%
Entertainment – 2.8%
Electronic Arts, Inc.	133,602	18,982,172
Take-Two Interactive Software, Inc.(a)	135,120	23,697,346

		42,679,518

Interactive Media & Services – 13.0%
Alphabet, Inc. - Class C(a)	53,336	128,546,160
Cargurus, Inc.(a)	197,620	4,877,262
Facebook, Inc. - Class A(a)	213,060	69,261,545

		202,684,967

		245,364,485

Company	Shares	U.S. $ Value

Industrials – 6.5%
Building Products – 2.0%
Allegion PLC	117,050	$15,729,179
Trex Co., Inc.(a) (b)	137,320	14,829,187

		30,558,366

Commercial Services & Supplies – 1.2%
Copart, Inc.(a)	153,610	19,125,981

Electrical Equipment – 0.9%
AMETEK, Inc.	105,440	14,227,019

Industrial Conglomerates – 1.5%
Roper Technologies, Inc.	52,030	23,228,273

Machinery – 0.9%
IDEX Corp.	64,540	14,469,868

		101,609,507

Consumer Staples – 6.2%
Beverages – 3.4%
Monster Beverage Corp.(a)	539,818	52,389,337

Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	116,990	43,530,809

		95,920,146

Financials – 1.3%
Capital Markets – 1.3%
MarketAxess Holdings, Inc.	41,710	20,373,667

Materials – 1.1%
Chemicals – 1.1%
Sherwin-Williams Co. (The)	62,820	17,204,513

Total Common Stocks (cost $831,354,785)		1,539,980,022

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $17,729,459)	17,729,459	17,729,459

Total Investments – 100.1% (cost $849,084,244)(f)		1,557,709,481
Other assets less liabilities – (0.1)%		(1,588,765)

Net Assets – 100.0%		$1,556,120,716

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of April 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $710,228,417 and gross unrealized depreciation of investments was $(1,603,180), resulting in net unrealized appreciation of $708,625,237.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Growth Fund

April 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,539,980,022	$—	$—	$1,539,980,022
Short-Term Investments	17,729,459	—	—	17,729,459

Total Investments in Securities	1,557,709,481	—	—	1,557,709,481
Other Financial Instruments(b)	—	—	—	—

Total	$1,557,709,481	$—	$—	$1,557,709,481

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2021 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$92,806	$141,583	$216,660	$17,729	$14